Consolidated Statements of Income (Loss) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	€ 44,912,000	€ 39,183,000	€ 35,746,000
Cost of sales	(23,909,000)	(22,266,000)	(20,938,000)
Gross profit	21,002,000	16,917,000	14,808,000
Research and development expenses	(3,728,000)	(4,088,000)	(3,881,000)
Selling and marketing expenses	(10,850,000)	(10,551,000)	(9,526,000)
General and administrative expenses	(4,224,000)	(3,593,000)	(3,428,000)
Income (loss) from operations	2,201,000	(1,315,000)	(2,027,000)
Financial income (expense), net	(146,000)	797,000	2,643,000
Foreign Currency exchange (losses) gains, net	136,000	538,000	(909,000)
Income (loss) before taxes	2,191,000	20,000	(293,000)
Income tax (expense) credit	(679,000)	(358,000)	(388,000)
Net income (loss)	€ 1,512,056	€ (338,382)	€ (681,345)
Basic income (loss) per share (in EUR per share)	€ 0.05	€ (0.01)	€ (0.02)
Diluted income (loss) per share (in EUR per share)	€ 0.05	€ (0.01)	€ (0.02)
Basic Weighted average shares outstanding (in shares)	29,016,118	28,997,866	28,961,928
Diluted Weighted average shares outstanding (in shares)	29,615,466	28,997,866	28,961,928
Product [Member]
Revenues	€ 30,111,000	€ 25,070,000	€ 22,580,000
Cost of sales	(15,442,000)	(14,053,000)	(13,170,000)
HIFU Treatments and Devices Leased [Member]
Revenues	5,747,000	5,086,000	5,095,000
Cost of sales	(3,000,000)	(2,557,000)	(2,667,000)
Parts and Services [Member]
Revenues	9,001,000	9,007,000	8,011,000
Cost of sales	(5,467,000)	(5,655,000)	(5,101,000)
Product and Services, Excluding Other [Member]
Revenues	44,859,000	39,163,000	35,686,000
Product and Service, Other [Member]
Revenues	€ 52,000	€ 19,000	€ 60,000